FINANCIAL RISK MANAGEMENT (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Restricted cash	$ 785,000	$ 791,000
Cash and cash equivalents	22,291,000	42,460,000		$ 14,038,000
Non-current trade payables	1,365,000	657,000
Current trade and other payables	2,048,000	6,563,000
Payables to related parties	376,000	848,000	$ 848
Credit risk
Statement [Line Items]
Amounts receivable	85,000	587,000
Restricted cash	785,000	791,000
Cash and cash equivalents	22,291,000	42,460,000
Total exposure	23,161,000	43,838,000
Foreign Exchange Risk
Statement [Line Items]
Amounts receivable	168,000	649,000
Cash and cash equivalents and restricted cash	5,433,000	23,624,000
Total Financial assets	5,601,000	24,273,000
Non-current trade payables	(1,365,000)	(657,000)
Current trade and other payables	(1,670,000)	(6,170,000)
Payables to related parties	(190,000)	(650,000)
Total Financial liabilities	(3,225,000)	(7,477,000)
Net financial assets exposed to foreign currency risk	$ 2,376,000	$ 16,796,000